Valuation and Qualifying Accounts	12 Months Ended
Nov. 25, 2018
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

	Levi Strauss & Co. and Subsidiaries Valuation and Qualifying Accounts
Allowance for Doubtful Accounts	Balance at Beginning of Period	Additions Charged to Expenses	Deductions(1)	Balance at End of Period
	(Dollars in thousands)
November 25, 2018	$11,726	$2,284	$3,973	$10,037

November 26, 2017	$11,974	$1,645	$1,893	$11,726

November 27, 2016	$11,025	$2,195	$1,246	$11,974

Sales Returns	Balance at Beginning of Period	Additions Charged to Net Sales	Deductions(1)	Balance at End of Period
	(Dollars in thousands)
November 25, 2018	$47,401	$245,665	$239,382	$53,684

November 26, 2017	$36,457	$211,741	$200,797	$47,401

November 27, 2016	$34,021	$195,718	$193,282	$36,457

Sales Discounts and Incentives	Balance at Beginning of Period	Additions Charged to Net Sales	Deductions(1)	Balance at End of Period
	(Dollars in thousands)
November 25, 2018	$135,139	$357,929	$372,364	$120,704

November 26, 2017	$105,477	$342,169	$312,507	$135,139

November 27, 2016	$86,274	$325,843	$306,640	$105,477

Valuation Allowance Against Deferred Tax Assets	Balance at Beginning of Period	Charges/ (Releases) to Tax Expense	(Additions)/ Deductions	Balance at End of Period
	(Dollars in thousands)
November 25, 2018	$38,692	$16,242	$480	$21,970

November 26, 2017	$68,212	$(19,301)	$10,219	$38,692

November 27, 2016	$75,753	$(2,514)	$5,027	$68,212

(1)	The charges to the accounts are for the purposes for which the allowances were created.